Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 4,849	$ 12,713
Accounts receivable, net of allowance for credit losses	2,416	1,639
Inventory	21,716	38,778
Prepaid expenses	806	772
Prepaid inventory	1,362	1,381
Prepaid income tax	307	519
Assets held for sale	644
Other current assets	825	118
Total Current Assets	32,925	55,920
Property and Equipment
Machinery and equipment	16,778	16,714
Office furniture and equipment	355	319
Leasehold improvements	9,103	1,727
Vehicle	33	33
Total	26,269	18,793
Less accumulated depreciation and amortization	(4,162)	(2,824)
Property and Equipment, Net	22,107	15,969
Operating lease right of use asset, net	19,737	3,315
Other assets	445
Total Assets	75,214	75,204
Current Liabilities
Accounts payable	10,716	10,258
Accrued payroll and other liabilities	4,129	7,107
Accrued tariffs	1,915	1,713
Accrued settlement, current portion	750
Customer deposits	317	201
Deferred revenue, current portion	1,000
Uncertain tax position liability	55	91
Notes payable, current portion, net of debt issuance costs		19,683
Operating lease liability, current portion	2,926	1,288
Financing lease liability, current portion	47	36
Total Current Liabilities	21,855	40,377
Long-Term Liabilities
Deferred revenue, net of current portion	3,583
Warrant liabilities	5,133	4,463
Accrued expenses-long term		152
Accrued settlement, net of current portion	1,750
Notes payable, non current portion, net of debt issuance costs	29,646
Operating lease liability, net of current portion	22,588	2,234
Financing lease liability, net of current portion	63	66
Total Long-Term Liabilities	62,763	6,915
Total Liabilities	84,618	47,292
Commitments and Contingencies (See Note 5)
Stockholders’ (Deficit) Equity
Preferred stock, 5,000,000 shares at $0.0001 par value, authorized, no shares issued and outstanding as of December 31, 2024 and 2023, respectively
Common stock, 250,000,000 shares at $0.0001 par value, authorized, 7,232,650 and 6,695,587 shares issued and outstanding as of December 31, 2024 and 2023, respectively	1	1
Additional paid in capital	72,749	69,450
Accumulated deficit	(82,154)	(41,539)
Total Stockholders’ (Deficit) Equity	(9,404)	27,912
Total Liabilities and Stockholders’ (Deficit) Equity	$ 75,214	$ 75,204